INCOME TAX PROVISION (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021	May 01, 2021	May 31, 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 66,087		$ 40,000
Income tax description	federal, state, and local authorities may examine the Company’s tax returns for three to four years from the filing date and the current and prior three to four years remain subject to examination	greater than 50%
Valuation allowance		$ 0
Interest or penalties related to unrecognized tax benefits		0
California Franchise Tax Board [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 262,678